SHORT TERM NOTES PAYABLE (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term notes payable, including related parties	$ 88	$ 96
Dr. Cartwright
Short-term notes payable, including related parties	34	46
Mr. Fowler
Short-term notes payable, including related parties	6	0
Dr. Faupel
Short-term notes payable, including related parties	0	5
Premium Finance (Insurance)
Short-term notes payable, including related parties	$ 48	$ 45